INCOME TAXES (Significant Components of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 412	$ 1,080
Tax credits carryforward	2,872	1,610
Reserve and allowances	9,853	10,058
Operating lease liabilities	2,494	3,178
Research and development	14,842	10,176
Gross tax assets	30,473	26,102
Valuation Allowance	(2,790)	(2,098)
Total tax assets	27,683	24,004
Deferred tax liabilities:
Intangible assets acquired in business combination	(11,346)	(12,539)
Operating lease right-of-use assets	(1,936)	(2,631)
Reserve and allowances	(1,392)	(927)
Total deferred tax liabilities	(14,674)	(16,097)
Net deferred tax assets	$ 13,009	$ 7,907